Trade and other receivables - Aging of Trade Receivables (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Trade Receivables [Line Items]
Trade receivables	€ 334.8	€ 257.1
Reduction in trade-terms	(191.2)	(158.8)
Total trade receivables	143.6	98.3
Not past due
Trade Receivables [Line Items]
Trade receivables	287.9	228.5
Past due less than 1 month
Trade Receivables [Line Items]
Trade receivables	32.2	20.9
Past due 1 to 3 months
Trade Receivables [Line Items]
Trade receivables	7.3	4.8
Past due 3 to 6 months
Trade Receivables [Line Items]
Trade receivables	3.4	1.4
Past due more than 6 months
Trade Receivables [Line Items]
Trade receivables	4.0	1.5
Gross
Trade Receivables [Line Items]
Trade receivables	339.6	261.4
Gross | Not past due
Trade Receivables [Line Items]
Trade receivables	288.1	228.5
Gross | Past due less than 1 month
Trade Receivables [Line Items]
Trade receivables	32.5	20.9
Gross | Past due 1 to 3 months
Trade Receivables [Line Items]
Trade receivables	7.5	4.8
Gross | Past due 3 to 6 months
Trade Receivables [Line Items]
Trade receivables	3.6	1.6
Gross | Past due more than 6 months
Trade Receivables [Line Items]
Trade receivables	7.9	5.6
Impaired
Trade Receivables [Line Items]
Trade receivables	(4.8)	(4.3)
Impaired | Not past due
Trade Receivables [Line Items]
Trade receivables	(0.2)	0.0
Impaired | Past due less than 1 month
Trade Receivables [Line Items]
Trade receivables	(0.3)	0.0
Impaired | Past due 1 to 3 months
Trade Receivables [Line Items]
Trade receivables	(0.2)	0.0
Impaired | Past due 3 to 6 months
Trade Receivables [Line Items]
Trade receivables	(0.2)	(0.2)
Impaired | Past due more than 6 months
Trade Receivables [Line Items]
Trade receivables	€ (3.9)	€ (4.1)